UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Raven Rock Capital Management, LLC
Address: 55 Vilcom Centre Drive, Suite 240, Chapel Hill, NC, 27515

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rich Godfrey
Title: Chief Operating Officer
Phone: (919) 442-5226

Signature, Place, and Date of Signing:

     RICH GODFREY        Chapel Hill, NC           February 12, 2013
    -----------------  ---------------------    --------------------
     [Signature]          [City, State]                 [Date]



[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0



Form 13F Information Table Entry Total: 49



Form 13F Information Table Value Total: $101,960 (thousands)



List of Other Included Managers: NONE

No.  Form 13F File Number   Name
---  --------------------   ----
1    028-                   Raven Rock Credit Master Fund L.P.

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FORM 13F INFORMATION TABLE
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COLUMN 1           COLUMN 2          COLUMN 3     COLUMN 4      COLUMN 5                COLUMN 6   COLUMN 7  COLUMN 8
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Name of            Title of                         Value       SHRS OR    SH/    PUT   Investment Other     Voting Authority

Issue              Class             CUSIP        (x$1000)      PRN AMT    PRN    CALL  Discretion Manager   Sole     Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

CEMEX SAB DE CV    ADR NEW           151290889      296         30,030     SH           SOLE                   30,030
SPON

EXELIXIS INC       LISTED EQUITY     30161Q954      115            570     SH     PUT   SOLE                      570

THOMPSON CREEK     UNIT 99/99/9999   884768300      300         14,000     PRN          SOLE                   14,000
METALS CO INC

GENESEE & WYO INC  UNIT 10/01/2015   371559204    2,530         22,500     PRN          SOLE                   22,500

SCHOOL SPECIALTY   SDCV 3.750%11/3   807863AM7      165        325,000     PRN          SOLE                  325,000
INC

ALPHA NATURAL      NOTE 2.375% 4/1   02076XAA0      325        350,000     PRN          SOLE                  350,000
RESOURCES INC

SPARTAN STORES INC NOTE 3.375% 5/1   846822AE4      463        458,000     PRN          SOLE                  458,000

HERTZ GLOBAL       NOTE 5.250% 6/0   42805TAA3    1,013        500,000     PRN          SOLE                  500,000
HOLDINGS INC

TEXTRON INC        NOTE 4.500% 5/0   883203BN0      647        500,000     PRN          SOLE                  500,000

VOLCANO CORP       NOTE 1.750%12/0   928645AB6      860        850,000     PRN          SOLE                  850,000

CADENCE DESIGN     NOTE 2.625% 6/0   127387AJ7    1,580        860,000     PRN          SOLE                  860,000
SYSTEM INC

SAVIENT PHARMA     NOTE 4.750% 2/0   80517QAA8      181        860,000     PRN          SOLE                  860,000
INC

ENCORE CAP GROUP   NOTE 3.000%11/2   292554AC6    1,048        940,000     PRN          SOLE                  940,000
INC

ANNALY CAP MGMT    NOTE 5.000% 5/1   035710AB8    1,060      1,050,000     PRN          SOLE                1,050,000
INC

M/I HOMES INC      NOTE 3.250% 9/1   55292PAA3    1,467      1,125,000     PRN          SOLE                1,125,000

OMNICARE INC       DBCV 3.250%12/1   681904AL2    1,128      1,132,000     PRN          SOLE                1,132,000

CARRIZO OIL & CO   NOTE 4.375% 6/0   144577AA1    1,210      1,200,000     PRN          SOLE                1,200,000

EQUINIX INC        NOTE 4.750% 6/1   29444UAH9    3,297      1,300,000     PRN          SOLE                1,300,000

GREATBATCH INC     SDCV 2.250% 6/1   39153LAB2    1,377      1,375,000     PRN          SOLE                1,375,000

GREENBRIER COS INC NOTE 0.750% 7/1   393657AD3    1,390      1,390,000     PRN          SOLE                1,390,000

ELECTRONIC ARTS    NOTE 0.750% 7/1   285512AA7    1,293      1,400,000     PRN          SOLE                1,400,000
INC

HELIX ENERGY       NOTE 3.250% 3/1   42330PAG2    1,766      1,480,000     PRN          SOLE                1,480,000
SOLUTIONS GRP I

AFFYMETRIX INC     NOTE 4.000% 7/0   00826TAH1    1,221      1,500,000     PRN          SOLE                1,500,000


ANIXTER INTL INC   NOTE 1.000% 2/1   035290AJ4    1,722      1,500,000     PRN          SOLE                1,500,000

FIDELITY NATIONAL  NOTE 4.250% 8/1   31620RAE5    1,921      1,500,000     PRN          SOLE                1,500,000
FINANCIAL

GREENBRIER COS INC NOTE 3.500% 4/0   393657AH4    1,367      1,500,000     PRN          SOLE                1,500,000

L-3 COMMUNICATIONS DEBT 3.000% 8/0   502413AW7    1,519      1,500,000     PRN          SOLE                1,500,000
CORP

ONYX PHARMA        NOTE 4.000% 8/1   683399AB5    3,045      1,500,000     PRN          SOLE                1,500,000
INC

VECTOR GROUP LTD   FRNT 1/1          92240MAY4    1,737      1,590,000     PRN          SOLE                1,590,000

SBA COMMUNICATIONS NOTE 4.000%10/0   78388JAM8    3,902      1,650,000     PRN          SOLE                1,650,000
CORP

ADVANCED MICRO     NOTE 6.000% 5/0   007903AL1    1,623      1,735,000     PRN          SOLE                1,735,000
DEVICES INC

SALIX PHARMA       NOTE 2.750% 5/1   795435AC0    2,036      1,775,000     PRN          SOLE                1,775,000
INC

DENDREON CORP      NOTE 2.875% 1/1   24823QAC1    1,383      1,850,000     PRN          SOLE                1,850,000

GENCORP INC        SDCV 4.062%12/3   368682AN0    2,302      1,875,000     PRN          SOLE                1,875,000

TYSON FOODS INC    NOTE 3.250%10/1   902494AP8    2,271      1,875,000     PRN          SOLE                1,875,000

VERISIGN INC       SDCV 3.250% 8/1   92343EAD4    2,386      1,875,000     PRN          SOLE                1,875,000

NEWPARK RES INC    NOTE 4.000%10/0   651718AC2    2,089      1,957,000     PRN          SOLE                1,957,000

CUBIST PHARMA      NOTE 2.500%11/0   229678AD9    3,140      2,000,000     PRN          SOLE                2,000,000
INC

WABASH NATL CORP   NOTE 3.375% 5/0   929566AH0    2,429      2,170,000     PRN          SOLE                2,170,000

GILEAD SCIENCES    NOTE 1.625% 5/0   375558AP8    3,795      2,250,000     PRN          SOLE                2,250,000
INC

ALCOA INC          NOTE 5.250% 3/1   013817AT8    3,233      2,260,000     PRN          SOLE                2,260,000

TAKE-TWO           NOTE 1.750%12/0   874054AC3    2,321      2,438,000     PRN          SOLE                2,438,000
INTERACTIVE SOFT

COBALT INTL ENERGY NOTE 2.625%12/0   19075FAA4    2,518      2,490,000     PRN          SOLE                2,490,000
INC

COINSTAR INC       NOTE 4.000% 9/0   19259PAF9    3,649      2,590,000     PRN          SOLE                2,590,000

INSULET CORP       NOTE 3.750% 6/1   45784PAC5    2,832      2,600,000     PRN          SOLE                2,600,000

EXELIXIS INC       NOTE 4.250% 8/1   30161QAC8    2,904      3,000,000     PRN          SOLE                3,000,000

GENERAL CABLE CORP FRNT 4.500%11/1   369300AL2    3,351      3,060,000     PRN          SOLE                3,060,000
DEL NEW

WESCO INTL INC     DBCV 6.000% 9/1   95082PAH8    8,448      3,410,000     PRN          SOLE                3,410,000

VIRGIN MEDIA INC   NOTE 6.500%11/1   92769LAB7    9,262      4,500,000     PRN          SOLE                4,500,000
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